J.P. Morgan Mortgage Trust 2022-7 ABS-15G

Exhibit 99.12

Account Number	Field ID	Original Field Value	Audit Value	Match
XXXXX	Original_CLTV	XXX	XXX	FALSE
XXXXX	Original_CLTV	XXX	XXX	FALSE
XXXXX	Original_CLTV	XXX	XXX	FALSE